LOSS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2026
Loss per share
SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED

The following table presents a reconciliation of basic and diluted net loss per share:

	For the Years Ended June 30,
	2026	2025	2024
Net loss attributable to the Company	$(27,629,171)	$(5,101,237)	$(6,055,713)
Weighted average number of common shares outstanding - Basic	17,809,261	13,408,261	10,919,386
Dilutive securities - unexercised warrants and options	-	-	-
Weighted average number of common shares outstanding – diluted	17,809,261	13,408,261	10,919,386
Loss per share – Basic and diluted	$(1.55)	$(0.38)	$(0.55)